Loans Payable and Other Liabilities (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Loans payable and other liabilities

	CEBA loan Note 12(g)	Revolving line of credit Note 12(h)	Senior secured term loan Note 12(h)	Credit facility fee liability Note 12(h)	Financing arrangements Notes 12(i) - (l)	Other loans payable and financing Notes 12(a) – (f)	Total

Balance, January 1, 2020	$ -	$ –	$ –	$ –	$ –	$ 31,181	$ 31,181

Additions	40,000	–	–	–	–	459,129	499,129

Interest expense	–	–	–	–	–	61,558	61,558

Repayments	–	–	–	–	–	(551,868)	(551,868)

Forgiveness of loan	(10,000)	–	–	–	–	–	(10,000)

Balance, December 31, 2020	30,000	–	–	–	–	–	30,000

Additions	-	2,451,720	2,125,361	2,520,000	1,389,081	–	8,486,162

Discount	-	-	-	(231,035)	(32,729)	–	(263,764)

Accretion expense	-	-	-	97,310	7,863	–	105,173

Repayments	(30,000)	-	-	(630,000)	(275,324)	–	(935,324)

Balance, December 31, 2021	-	2,451,720	2,125,361	1,756,275	1,088,891	–	7,422,247

Less: Current portion	-	-	-	(1,151,945)	(795,697)	–	(1,947,642)

Long-term portion	$ -	$ 2,451,720	$ 2,125,361	$ 604,330	$ 293,194	$ –	$ 5,474,605

	As at December 31
	2020	2019
Balance, beginning of year	$31,181	$66,040

Additions	499,129	127,344
Interest expense	61,558	29,598
Repayments	(551,868)	(191,801)
Forgiveness of loan	(10,000)	—

Balance, end of year	30,000	31,181
Less: current portion of loans payable and other financing	—	(31,181)

Loan payable	$30,000	$—